Description of Plan	12 Months Ended
Dec. 31, 2024
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan

NOTE 1. DESCRIPTION OF PLAN

The following description of the River Bank and Trust (the “Company”) 401(k) Employee Stock Ownership Plan (the “Plan”) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering all full-time employees of the Company who are at least 18 years of age and have completed three months of service. Employees are eligible for participation in the Plan on the first quarterly date occurring after three months of employment with the Company. The Plan is subject to the provisions of the Department of Labor’s (DOL’s) Rules and Regulations for Report and Disclosure under the Employee Retirement Income Security Act of 1974 (ERISA).

Contributions

Each year, participants may contribute up to 100% of pretax annual compensation, as defined in the Plan, subject to the statutory limitation of $23,000 for 2024. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. The Company shall make a matching contribution of 100% of the participants’ elective deferrals that are not in excess of 3% of compensation, as defined by the Plan, plus 50% of the participants’ elective deferrals in excess of 3% of compensation up to a maximum of 5% of compensation. Employer discretionary contributions may be made at the option of the Company’s Board of Directors. No discretionary contributions were made during the year. Contributions are subject to certain limitations. The Company matching contribution and up to 50% of the participant’s contribution, as elected by the participant, may be used to purchase common stock of the Company.

The Plan records employer and employee contributions receivable when compensation is earned. In accordance with ASC 326, Financial Instruments - Credit Losses, no allowance for credit losses has been recorded at December 31, 2024 and 2023, as employer and employee contributions receivable have never historically incurred losses and current conditions and supportable forecasts show zero risk of nonpayment.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and Company matching contributions, as well as allocations of the Company common stock and Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the Plan. Allocations are based on participant deferral contributions, compensation, or account balances, as defined by the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Total shares of the Company common stock allocated to participant accounts as of December 31, 2024 and 2023 were 182,822 and 166,664, respectively.

Vesting

Participants are vested immediately in their deferral and employer matching contributions plus actual earnings thereon. Vesting in employer discretionary contributions is based on years of continuous service. A participant is 100% vested after three years of credited service.

NOTE 1. DESCRIPTION OF PLAN (Continued)

Payment of Benefits

On termination of service due to death, disability, severance of employment, retirement, or financial hardship, a participant may elect to receive an amount equal to the vested interest in his or her account either in a lump sum, a direct rollover to an “eligible retirement plan” as defined by the Internal Revenue Code of 1986, as amended, or a combination thereof. The Plan also allows employees to withdraw vested balances starting at age 59 ½. Distributions are subject to the applicable provisions of the Plan. All distributions are to be made in cash. In order to fund the liquidation of Company stock, a trustee will approve a transaction for the Plan to sell stock to the holding company, and the holding company will retain the shares as treasury stock. The number of shares sold is dependent on how many shares the terminated participant liquidated and is rounded up in the case of fractional shares.

Put Option

Under Federal income tax regulations, the Company stock that is held by the Plan and its participants and is not readily tradeable on an estimated market or is subject to trading limitations, includes a put option. The put option is the right to demand that the Company buy any shares of its stock distributed to participants for which there is no market. The put price is representative of the fair market value of the stock. The purpose of the put option is to ensure that the participant has the ability to ultimately obtain cash.

Voting Rights

If the Company maintains a registration-type class of common stock, each participant (or beneficiary) in the Plan is entitled to direct the manner in which shares of Company common stock that are allocated to their account and entitled to vote shall be voted. If the Company does not maintain a registration-type class of common stock, each participant (or beneficiary) shall have the right to direct the trustee as to the voting of shares of Company common stock allocated to their account only with respect to corporate matters that involve the approval or disapproval of a merger or consolidation, recapitalization, reclassification, liquidation, dissolution, or the sale of substantially all of the Company’s assets (or similar transactions). In accordance with instructions from the Plan Administrator, the trustee shall vote any unallocated shares as well as allocated shares for which no timely voting direction is received from participants or beneficiaries.

A registration-type class of security means Company common stock that is either (i) a class of securities required to be registered under Section 12 of the Securities Exchange Act of 1934, or (ii) a class of securities that would be required to be so registered except for the exemption from registration provided under Section 12(g)(2)(H) of that Act.